Leases - Lessor: Lease Income (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Lease income—net investment in leases
Interest Income	¥ 72,663
Other	2,412
Lease Income--Operating Leases	430,665
Total lease income	¥ 505,740